Shareholder Report, Average Annual Return (Details)							12 Months Ended	40 Months Ended	60 Months Ended	66 Months Ended	80 Months Ended	96 Months Ended	117 Months Ended	118 Months Ended
	Mar. 30, 2021	Feb. 01, 2019	Dec. 04, 2017	Jul. 18, 2016	Oct. 30, 2014	Sep. 29, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000133119
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Genomic Revolution ETF
C000133120
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ARK Autonomous Technology & Robotics ETF
C000133121
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Innovation ETF
C000133122
Average Annual Return [Line Items]
Line Graph and Table Measure Name						ARK Next Generation Internet ETF
C000209702
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ARK Fintech Innovation ETF
C000226276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ARK Space Exploration & Innovation ETF
C000164426
Average Annual Return [Line Items]
Line Graph and Table Measure Name				The 3D Printing ETF
C000164427
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ARK Israel Innovative Technology ETF
Without Sales Load [Member] | C000133119
Average Annual Return [Line Items]
Average Annual Return, Percent							(28.97%)		(3.96%)				3.93%
Without Sales Load [Member] | C000133120
Average Annual Return [Line Items]
Average Annual Return, Percent							(3.86%)		11.72%					11.94%
Without Sales Load [Member] | C000133121
Average Annual Return [Line Items]
Average Annual Return, Percent							(9.75%)		(0.65%)				9.86%
Without Sales Load [Member] | C000133122
Average Annual Return [Line Items]
Average Annual Return, Percent							16.52%		9.29%					17.34%
Without Sales Load [Member] | C000209702
Average Annual Return [Line Items]
Average Annual Return, Percent							12.78%		3.92%	6.10%
Without Sales Load [Member] | C000226276
Average Annual Return [Line Items]
Average Annual Return, Percent							(1.82%)	(7.74%)
Without Sales Load [Member] | C000164426
Average Annual Return [Line Items]
Average Annual Return, Percent							(15.53%)		(1.27%)			0.78%
Without Sales Load [Member] | C000164427
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.22%)		0.00%		0.87%
Nasdaq Healthcare Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Nasdaq Healthcare Index
Average Annual Return, Percent							9.69%		5.21%				4.30%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Average Annual Return, Percent							18.34%		12.06%					9.73%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent							18.34%		12.06%				9.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent							22.15%		15.00%					13.06%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent							18.34%		12.06%	12.67%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent							18.34%	9.19%
The Total 3-D Printing Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				The Total 3-D Printing Index
Average Annual Return, Percent							(14.94%)		(0.92%)			1.41%
ARK Israeli Innovation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ARK Israeli Innovation Index
Average Annual Return, Percent							0.33%		1.22%		1.80%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent							18.34%		12.06%				9.90%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent							22.15%		15.00%				13.07%
ARK Genomic Revolution ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							(29.08%)		(4.01%)				3.94%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Average Annual Return, Percent							22.15%		15.00%					13.06%
Nasdaq Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Nasdaq Industrials Index
Average Annual Return, Percent							6.97%		9.13%					10.99%
ARK Autonomous Technology & Robotics ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							(3.96%)		11.70%					11.94%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent							22.15%		15.00%				13.07%
ARK Innovation ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							(9.75%)		(0.68%)				9.88%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI World Index (Net)
Average Annual Return, Percent							18.34%		12.06%					9.73%
ARK Next Generation Internet ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							15.57%		9.07%					17.26%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent							22.15%		15.00%	15.78%
ARK Fintech Innovation ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							12.48%		3.89%	6.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent							22.15%	12.20%
ARK Space Exploration & Innovation ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							(2.18%)	(7.80%)
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net)
Average Annual Return, Percent							18.34%		12.06%			11.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent							22.15%		15.00%			14.36%
The 3D Printing ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							(15.60%)		(1.50%)			0.76%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Average Annual Return, Percent							18.34%		12.06%		10.37%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent							22.15%		15.00%		13.66%
ARK Israel Innovative Technology ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent							(0.45%)		(0.16%)		0.82%